ACCOUNTS RECEIVABLE - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
ACCOUNTS RECEIVABLE
Bad debt expense	$ 227,837	$ 92,032
Bad-debt write-off	0	0
Accounts receivable pledged	$ 0	$ 2,053,490